Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities
Net income (loss)	$ (788)	$ (3,111)	$ 3,735	$ (5,431)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	101	136	284	268
Provision for doubtful accounts			(6)	33
Provision for obsolete inventory			6	85
Stock-based compensation	907	666	1,451	1,601
Change in fair value of derivative liability (see Note 5)	(2,319)	0	1,566	(767)
Loss due to change in fair value of common stock	0	210	(1,357)	1,599
Gain on deconsolidation of Ruthigen			(11,133)	0
Non-cash interest expense	0	294	863	624
Foreign currency transaction losses (gains)	15	(5)	(6)	11
Gain (loss) on disposal of property and equipment	(13)	0	39	2
Changes in operating assets and liabilities:
Accounts receivable, net	(426)	(738)	(88)	411
Due from affiliate	537	0	(537)	0
Inventories, net	(188)	215	(126)	(103)
Prepaid expenses and other current assets	287	369	458	(262)
Accounts payable	331	225	848	(10)
Accrued expenses and other liabilities	(158)	76	271	(141)
Deferred revenue	(1,295)	(791)	(1,158)	3,230
Net cash (used in) provided by operating activities	(3,009)	(2,454)	(4,890)	1,150
Cash flows from investing activities:
Purchases of property and equipment	(16)	(338)	(504)	(257)
Long-term deposits	39	26	59	(113)
Net cash provided by (used in) investing activities	23	(312)	(445)	(370)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of offering costs	1,213	0	3,188	4,942
Proceeds from the issuance of convertible preferred stock, net of offering costs			0	907
Deferred offering costs	0	(780)	44	(44)
Proceeds from the exercise of common stock upon exercise of stock options and warrants			1,295	28
Proceeds from cash settlement liability			33	0
Principal payments on long-term debt	(139)	(1,138)	(1,615)	(2,083)
Net cash provided by (used in) financing activities	1,074	(1,918)	2,945	3,750
Effect of exchange rate on cash and cash equivalents	(19)	(26)	(30)	19
Net decrease in cash and cash equivalents	(1,931)	(4,710)	(2,420)	4,549
Cash and cash equivalents, beginning of year	5,480	7,900	7,900	3,351
Cash and cash equivalents, end of period	3,549	3,190	5,480	7,900
Supplemental disclosure of cash flow information:
Cash paid for interest	4	143	195	483
Non-cash operating and financing activities:
Insurance premiums financed			188	155
Issuance of common stock to settle obligations			0	51
Non-cash investing and financing activities:
Common stock issued in connection with stock purchase agreement (See Note 10)			0	3,500
Debt settled in connection with stock purchase agreement (See Note 10)			1,131	0
Cash settlement liability settled in connection with stock purchase agreement (See Note 10)			2,000	0
Reclassification of derivative liabilities to paid in capital			1,683	1,636
Warrants issued as derivative liabilities in connection with registered direct offering			$ 3,292	$ 2,347